DESCRIPTION OF BUSINESS	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS

NOTE 2 – DESCRIPTION OF BUSINESS

PEDEVCO is an oil and gas company focused on the development, acquisition and production of oil and natural gas assets where the latest in modern drilling and completion techniques and technologies have yet to be applied. In particular, the Company focuses on legacy proven properties where there is a long production history, well defined geology and existing infrastructure that can be leveraged when applying modern field management technologies. The Company’s current properties are located in the San Andres formation of the Permian Basin situated in West Texas and eastern New Mexico (the “Permian Basin”) and in the Denver-Julesberg Basin (“D-J Basin”) in Colorado.  The Company holds its Permian Basin acres located in Chaves and Roosevelt Counties, New Mexico, through its wholly-owned operating subsidiary, Pacific Energy Development Corp. (“PEDCO”), which asset the Company refers to as its “Permian Basin Asset,” and it holds its D-J Basin acres located in Weld and Morgan Counties, Colorado, through its wholly-owned operating subsidiary, Red Hawk Petroleum, LLC (“Red Hawk”), which asset the Company refers to as its “D-J Basin Asset.”

The Company believes that horizontal development and exploitation of conventional assets in the Permian Basin and development of the Wattenberg and Wattenberg Extension in the D-J Basin represent among the most economic oil and natural gas plays in the United States (“U.S.”).  Moving forward, the Company plans to optimize its existing assets and opportunistically seek additional acreage proximate to its currently held core acreage, as well as other attractive onshore U.S. oil and gas assets that fit the Company’s acquisition criteria, that Company management believes can be developed using its technical and operating expertise and be accretive to shareholder value.

In December 2019, a novel strain of coronavirus, which causes the infectious disease known as COVID-19, was reported in Wuhan, China. The World Health Organization declared COVID-19 a “Public Health Emergency of International Concern” on January 30, 2020 and a global pandemic on March 11, 2020. As a result of the recent COVID-19 outbreak, and the recent sharp decline in oil prices which occurred partially as a result of the decreased demand for oil caused by such outbreak and the actions taken globally to stop the spread of such virus, in mid-April 2020, the Company temporarily shut-in all of its operated producing wells in its Permian Basin Asset and D-J Basin Asset to preserve the Company’s oil and gas reserves for production during a more favorable oil price environment, noting that most of the Company’s acreage is held by production with no drilling obligations, which provides the Company with flexibility to hold back on production and development during periods of low oil and gas prices. Following partial recovery in oil prices, commencing in early June 2020, the Company reactivated over 90% of its operated wells in the Permian Basin and the D-J Basin that the Company shut-in in mid-April 2020, and is now working to complete several carryover projects from 2019’s Phase II Permian Basin Asset development plan which it had put on hold due to the COVID-19 outbreak. The Company will continue to monitor oil prices with a view to reactivating all of its shut-in production and fully completing its 2019 carryover development plan.

The outbreak of COVID-19 and decreases in commodity prices resulting from oversupply, government-imposed travel restrictions and other constraints on economic activity have caused a significant decrease in the demand for oil and has created disruptions and volatility in the global marketplace for oil and gas beginning in the first quarter of 2020, which negatively affected our results of operations and cash flows. These conditions persisted throughout the second quarter and continue to negatively affect our results of operations and cash flows. While demand and commodity prices have shown signs of recovery, they are not back to pre-pandemic levels, and financial results may continue to be depressed in future quarters. The extent to which the COVID-19 pandemic impacts our business going forward will depend on numerous evolving factors we cannot reliably predict, including the duration and scope of the pandemic; governmental, business, and individuals’ actions in response to the pandemic; and the impact on economic activity including the possibility of recession or financial market instability. These factors may adversely impact the supply and demand for oil and gas and our ability to produce and transport oil and gas and perform operations at and on our properties. This uncertainty also affects management’s accounting estimates and assumptions, which could result in greater variability in a variety of areas that depend on these estimates and assumptions, including investments, receivables, and forward-looking guidance. Refer to “Risk Factors” of this Form 10-Q) for a discussion of these factors and other risks.

NOTE 2 – DESCRIPTION OF BUSINESS

PEDEVCO is an oil and gas company focused on the development, acquisition and production of oil and natural gas assets where the latest in modern drilling and completion techniques and technologies have yet to be applied. In particular, the Company focuses on legacy proven properties where there is a long production history, well defined geology and existing infrastructure that can be leveraged when applying modern field management technologies. The Company’s current properties are located in the San Andres formation of the Permian Basin situated in West Texas and eastern New Mexico (the “Permian Basin”) and in the Denver-Julesberg Basin (“D-J Basin”) in Colorado.  The Company holds its Permian Basin acres located in Chaves and Roosevelt Counties, New Mexico, through its wholly-owned operating subsidiary, Pacific Energy Development Corp. (“PEDCO”), which asset the Company refers to as its “Permian Basin Asset,” and it holds its D-J Basin acres located in Weld and Morgan Counties, Colorado, through its wholly-owned operating subsidiary, Red Hawk Petroleum, LLC (“Red Hawk”), which asset the Company refers to as its “D-J Basin Asset.”

The Company believes that horizontal development and exploitation of conventional assets in the Permian Basin and development of the Wattenberg and Wattenberg Extension in the D-J Basin represent among the most economic oil and natural gas plays in the United States (“U.S.”).  Moving forward, the Company plans to optimize its existing assets and opportunistically seek additional acreage proximate to its currently held core acreage, as well as other attractive onshore U.S. oil and gas assets that fit the Company’s acquisition criteria, that Company management believes can be developed using its technical and operating expertise and be accretive to shareholder value.